INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Taxes Effective Tax Rate Details Abstract
Federal Statutory Rate	(34.00%)	(34.00%)
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.00%	34.00%
Effective Tax Rate	0.00%	0.00%